CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	500,000,000	500,000,000
Accounts Receivable, Allowance for Credit Loss, Current	$ 12,051	$ 9,645	[1]
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Current assets:
Cash and cash equivalents	$ 319,581	$ 220,633
Accounts receivable (net of allowances of $12,051 and $9,645 respectively)	586,481	564,830
Inventories, net	248,259	208,243
Prepaid expenses and other current assets	54,430	60,029
Total current assets	1,208,751	1,053,735
Property, plant, and equipment, net	1,111,855	1,031,582
Operating Lease, Right-of-Use Asset	131,837	0
Intangible Assets, Net (Including Goodwill)	565,473	604,614
Goodwill	2,356,085	2,322,928
Other assets	51,581	60,212
Total assets	5,425,582	5,073,071
Current liabilities:
Accounts payable	149,341	152,913
Accrued Income Taxes, Current	14,013	15,460
Accrued payroll and other related liabilities	128,261	109,058
Capital Lease Obligations, Current	19,809	0
Accrued expenses and other	192,183	187,765
Total current liabilities	503,607	465,196
Long-term indebtedness	1,150,521	1,183,227
Deferred income taxes, net	160,270	151,038
Capital Lease Obligations, Noncurrent	114,114	0
Other Liabilities, Noncurrent	90,346	87,812
Total liabilities	2,018,858	1,887,273
Commitments and contingencies (see note 10)
Ordinary shares, with $0.001 and $75.00 par value, respectively; 500,000 shares authorized; 84,924 and 84,517 ordinary shares issued and outstanding, respectively	1,982,164	1,998,564
Retained earnings	1,647,175	1,339,024
Accumulated other comprehensive income	(235,463)	(159,778)
Total shareholders' equity	3,393,876	3,177,810
Noncontrolling interest	12,848	7,988
Total equity	3,406,724	3,185,798
Total liabilities and equity	$ 5,425,582	$ 5,073,071

[1]	Net allowance for doubtful accounts and allowance for sales and returns.